15008011

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUL 29 2016

Washington, DC 20549

CERT NAS
File No. 001-37523

By Electronic Mail

July 29, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 29, 2015 The Nasdaq Stock Market (the "Exchange") received from Global Partner Acquisition Corp. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant

Common Stock, par value $0.0001 per share

Warrants, each exercisable for one half of a share of Common Stock
at an exercise price of $5.75 per half share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery